Significant Accounting Policies, Judgements and Estimates	12 Months Ended
Dec. 31, 2019
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Significant Accounting Policies, Judgements and Estimates
2A - SIGNIFICANT ACCOUNTING POLICIES, JUDGEMENTS AND ESTIMATES

This Note describes Shell’s significant accounting policies, which are those relevant to an understanding of the Consolidated Financial Statements. It includes the measurement bases used in preparing the Consolidated Financial Statements. It allows an understanding as to how transactions, other events and conditions are reported. It also describes: (a) judgements, apart from those involving estimations, that management makes in applying the policies that have the most significant effect on the amounts recognised in the Consolidated Financial Statements; and (b) estimations, including assumptions about the future, that management makes in applying the policies. The sources of estimation uncertainty that have a significant risk of a material adjustment to the carrying amounts of assets and liabilities within the next financial year are specifically identified as a significant estimate.

The accounting policies applied are consistent with those of the previous financial years except for the adoption as from January 1, 2019 of IFRS 16 Leases ("IFRS 16"), amendments to IAS 19 Employee Benefits ("IAS 19") and the Annual Improvement Cycle 2015-2017.

Mandatory
The impact of the transition to the accounting pronouncements as listed below have an immaterial impact other than for IFRS 16.

IFRS 16 Leases
Under IFRS 16, all lease contracts, with limited exceptions, are recognised in the financial statements by way of right-of-use assets and corresponding lease liabilities. Shell applied the modified retrospective transition method, and consequently comparative information is not restated. As a practical expedient, no reassessment was performed of contracts that were previously identified as leases and contracts that were not previously identified as containing a lease applying IAS 17 Leases ("IAS 17") and IFRIC 4 Determining whether an Arrangement contains a Lease. At the adoption date, additional lease liabilities were recognised for leases previously classified as operating leases applying IAS 17 (see Note 3). These lease liabilities were measured at the present value of the remaining lease payments and discounted using entity-specific incremental borrowing rates at January 1, 2019. In general, a corresponding right-of-use asset was recognised for an amount equal to each lease liability, adjusted by the amount of any prepaid or accrued lease payment relating to the specific lease contract, as recognised on the balance sheet at December 31, 2018. Provisions for onerous lease contracts at December 31, 2018 were adjusted to the respective right-of-use assets recognised at January 1, 2019.

The adoption of the new standard had an accumulated impact of $4 million in equity following the recognition of lease liabilities of $16.0 billion and additional right-of-use assets of $15.6 billion and reclassifications mainly related to pre-paid leases and onerous contracts previously recognised (see Note 3).

IAS 19 Employee Benefits
IAS 19 specifies how a company accounts for a defined benefit plan. When a plan event (i.e., a plan amendment, curtailment or settlement) occurs, IAS 19 requires a company to update its assumptions and remeasure its net defined benefit liability or asset. The IAS 19 amendments that are adopted clarify that after a plan event, entities would use these updated assumptions to measure current service cost and net interest for the remainder of the reporting period after the plan event. These amendments had no impact on Shell.

Annual Improvement Cycle 2015-2017
The Annual Improvements to IFRS Standards 2015-2017 Cycle includes minor amendments affecting IFRS 3 Business combinations, IFRS 11 Joint arrangements, IAS 12 Income taxes, and IAS 23 Borrowing costs. None of the amendments had a material impact on Shell.

IFRIC 23 Uncertainty over income tax treatments ("IFRIC 23")
IFRIC 23 clarifies the recognition and measurement for income tax when it is unclear whether a taxation authority will accept the tax treatment claimed. An uncertain tax position arises where there is more than one possible interpretation of how tax regulations apply to a given transaction or event. The interpretation requires the Company to determine whether uncertain tax treatments are assessed separately or as a group. The interpretation also requires an assumption that a taxation authority has full knowledge of all relevant information. Where it is not probable that a taxation authority will accept an uncertain tax treatment, it requires the Company to reflect the effect of the uncertainty in the accounting tax position. Finally, reassessment should be performed on a yearly basis in the event of changes in facts and circumstances.

Based on the assessment performed, this interpretation had no material impact on Shell's uncertain income tax accounting positions recognised.

NATURE OF THE CONSOLIDATED FINANCIAL STATEMENTS
The Consolidated Financial Statements are presented in US dollars (dollars) and comprise the financial statements of the Company and its subsidiaries, being those entities over which the Company has control, either directly or indirectly, through exposure or rights to their variable returns and the ability to affect those returns through its power over the entities. Information about subsidiaries at December 31, 2019, can be found in Exhibit 8.

Subsidiaries are consolidated from the date on which control is obtained until the date that such control ceases, using consistent accounting policies. All inter-company balances and transactions, including unrealised profits arising from such transactions, are eliminated. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Non-controlling interest represents the proportion of income, other comprehensive income and net assets in subsidiaries that is not attributable to the Company’s shareholders.

CURRENCY TRANSLATION
Foreign currency transactions are translated using the exchange rate at the dates of the transactions or valuation where items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at quarter-end exchange rates of monetary assets and liabilities denominated in foreign currencies (including those in respect of inter-company balances, unless related to loans of a long-term investment nature) are recognised in income. This is except when recognised in other comprehensive income in respect of cash flow or net investment hedges, and presented within interest and other income or within purchases where not related to financing. Share capital issued in currencies other than the dollar is translated at the exchange rate at the date of issue.

On consolidation, assets and liabilities of non-dollar entities are translated to dollars at year-end rates of exchange, while their statements of income, other comprehensive income and cash flows are translated at quarterly average rates. The resulting translation differences are recognised as currency translation differences within other comprehensive income. Upon sale of all or part of an interest in, or upon liquidation of, an entity, the appropriate portion of cumulative currency translation differences related to that entity are generally recognised in income.

REVENUE RECOGNITION (from January 1, 2018)
Revenue from sales of oil, natural gas, chemicals and other products is recognised at the transaction price to which Shell expects to be entitled, after deducting sales taxes, excise duties and similar levies. For contracts that contain separate performance obligations, the transaction price is allocated to those separate performance obligations by reference to their relative standalone selling prices.

Revenue is recognised when control of the products has been transferred to the customer. For sales by Integrated Gas and Upstream operations, this generally occurs when the product is physically transferred into a vessel, pipe or other delivery mechanism; for sales by refining operations, it is either when the product is placed onboard a vessel or offloaded from the vessel, depending on the contractually agreed terms; and for sales of oil products and chemicals, it is either at the point of delivery or the point of receipt, depending on contractual conditions.

Revenue resulting from hydrocarbon production from properties in which Shell has an interest with partners in joint arrangements is recognised on the basis of Shell’s volumes lifted and sold. Revenue resulting from the production of oil and natural gas under production-sharing contracts ("PSCs") is recognised for those amounts relating to Shell’s cost recoveries and Shell’s share of the remaining production. Gains and losses on derivative contracts and the revenue and costs associated with other contracts that are classified as held primarily for the purpose of being traded are reported on a net basis in the Consolidated Statement of Income. Purchases and sales of hydrocarbons under exchange contracts that are necessary to obtain or reposition feedstocks for refinery operations are presented net in the Consolidated Statement of Income.

Revenue resulting from arrangements that are not considered contracts with customers is presented as revenue from other sources.

REVENUE RECOGNITION (prior to January 1, 2018)
Revenue from sales of oil, natural gas, chemicals and other products is recognised at the fair value of consideration received or receivable, after deducting sales taxes, excise duties and similar levies, when the significant risks and rewards of ownership have been transferred, which is when title passes to the customer. For sales by Integrated Gas and Upstream operations, this generally occurs when product is physically transferred into a vessel, pipe or other delivery mechanism; for sales by refining operations, it is either when product is placed onboard a vessel or offloaded from the vessel, depending on the contractually agreed terms; and for sales of oil products and chemicals, it is either at the point of delivery or the point of receipt, depending on contractual conditions.

Revenue resulting from hydrocarbon production from properties in which Shell has an interest with partners in joint arrangements is recognised on the basis of Shell’s working interest (entitlement method). Revenue resulting from the production of oil and natural gas under PSCs is recognised for those amounts relating to Shell’s cost recoveries and Shell’s share of the remaining production. Gains and losses on derivative contracts and the revenue and costs associated with other contracts that are classified as held for trading purposes are reported on a net basis in the Consolidated Statement of Income. Purchases and sales of hydrocarbons under exchange contracts that are necessary to obtain or reposition feedstocks for refinery operations are presented net in the Consolidated Statement of Income.

RESEARCH AND DEVELOPMENT
Development costs that are expected to generate probable future economic benefits are capitalised as intangible assets. All other research and development expenditure is recognised in income as incurred.

EXPLORATION COSTS
Hydrocarbon exploration costs are accounted for under the successful efforts method: exploration costs are recognised in income when incurred, except that exploratory drilling costs, including in respect of the recapitalisation of the depreciation, are included in property, plant and equipment pending determination of proved reserves. Exploration costs capitalised in respect of exploration wells that are more than 12 months old are written off unless: (a) proved reserves are booked; or (b) (i) they have found commercially producible quantities of reserves and (ii) they are subject to further exploration or appraisal activity in that either drilling of additional exploratory wells is under way or firmly planned for the near future or other activities are being undertaken to sufficiently progress the assessing of reserves and the economic and operating viability of the project.

PROPERTY, PLANT AND EQUIPMENT AND INTANGIBLE ASSETS
Recognition
Property, plant and equipment comprise assets owned by Shell, assets held by Shell under lease contracts, and assets operated by Shell as contractor in PSCs. They include rights and concessions in respect of properties with proved reserves ("proved properties") and with no proved reserves ("unproved properties"). Property, plant and equipment, including expenditure on major inspections, and intangible assets are initially recognised in the Consolidated Balance Sheet at cost where it is probable that they will generate future economic benefits. This includes capitalisation of decommissioning and restoration costs associated with provisions for asset retirement (see 'Provisions'), certain development costs (see 'Research and development') and the effects of associated cash flow hedges (see 'Financial instruments (from January 1, 2018)') as applicable. The accounting for exploration costs is described separately (see 'Exploration costs'). Intangible assets include goodwill, liquefied natural gas ("LNG") off-take and sales contracts obtained through acquisition, software costs and trademarks. Interest is capitalised as an increase in property, plant and equipment, on major capital projects during construction.

Property, plant and equipment and intangible assets are subsequently carried at cost less accumulated depreciation, depletion and amortisation (including any impairment). Gains and losses on sale are determined by comparing the proceeds with the carrying amounts of assets sold and are recognised in income, within interest and other income.

An asset is classified as held for sale if its carrying amount will be recovered principally through sale rather than through continuing use, which is when the sale is highly probable, and it is available for immediate sale. Assets classified as held for sale are measured at the lower of the carrying amount upon classification and the fair value less costs to sell.

Depreciation, depletion and amortisation
Property, plant and equipment related to hydrocarbon production activities are in principle depreciated on a unit-of-production basis over the proved developed reserves of the field concerned, other than assets whose useful lives differ from the lifetime of the field which are depreciated applying the straight-line method. However, for certain Upstream assets, the use for this purpose of proved developed reserves, which are determined using the SEC-mandated yearly average oil and gas prices, would result in depreciation charges for these assets which do not reflect the pattern in which their future economic benefits are expected to be consumed as, for example, it may result in assets with long-term expected lives being depreciated in full within one year. Therefore, in these instances, other approaches are applied to determine the reserves base for the purpose of calculating depreciation, such as using management’s expectations of future oil and gas prices rather than yearly average prices, to provide a phasing of periodic depreciation charges that more appropriately reflects the expected utilisation of the assets concerned.

Rights and concessions in respect of proved properties are depleted on the unit-of-production basis over the total proved reserves of the relevant area. Where individually insignificant, unproved properties may be grouped and depreciated based on factors such as the average concession term and past experience of recognising proved reserves.

Property, plant and equipment held under leases contracts and capitalised LNG off-take and sales contracts are depreciated or amortised over the term of the respective contract. Other property, plant and equipment and intangible assets are depreciated or amortised on a straight-line basis over their estimated useful lives, except for goodwill, which is not amortised. They include refineries and chemical plants (for which the useful life is generally 20 years), retail service stations (15 years), upgraders (30 years) and major inspection costs, which are depreciated over the estimated period before the next planned major inspection (three to five years).

On classification of an asset as held for sale, depreciation ceases.

Estimates of the useful lives and residual values of property, plant and equipment and intangible assets are reviewed annually and adjusted if appropriate.

Impairment
The carrying amount of goodwill is tested for impairment annually; in addition, assets other than unproved properties (see 'Exploration costs') are tested for impairment whenever events or changes in circumstances indicate that the carrying amounts for those assets may not be recoverable. On classification as held for sale, the carrying amounts of property, plant and equipment and intangible assets are also reviewed. If assets are determined to be impaired, the carrying amounts of those assets are written down to their recoverable amount, which is the higher of fair value less costs to sell (see 'Fair value measurements') and value in use.

Value in use is determined as the amount of estimated risk-adjusted discounted future cash flows. For this purpose, assets are grouped into cash-generating units based on separately identifiable and largely independent cash inflows. Estimates of future cash flows used in the evaluation of impairment of assets are made using management’s forecasts of commodity prices, market supply and demand, potential costs associated with operational GHG emissions, and forecast product and refining margins. In addition, management takes into consideration the expected useful lives of the refineries, and exploration and production assets, and expected production volumes. The latter takes into account assessments of field and reservoir performance and includes expectations about both proved reserves and volumes that are expected to constitute proved reserves in the future (unproved volumes), which are risk-weighted utilising geological, production, recovery and economic projections. Cash flow estimates are risk-adjusted to reflect local conditions as appropriate and discounted at a rate based on Shell’s marginal cost of debt.

Impairments, except those related to goodwill, are reversed as applicable to the extent that the events or circumstances that triggered the original impairment have changed.

Impairment losses and reversals are reported within depreciation, depletion and amortisation.

Judgements and estimates
Proved oil and gas reserves
Unit-of-production depreciation, depletion and amortisation charges are principally measured based on management’s estimates of proved developed oil and gas reserves. Also, exploration drilling costs are capitalised pending the results of further exploration or appraisal activity, which may take several years to complete and before any related proved reserves can be booked.

Proved reserves are estimated by a central group of reserves experts. The estimated proved reserves are made by reference to available geological and engineering data and only include volumes for which access to market is assured with reasonable certainty. Yearly average oil and gas prices are applied in the determination of proved reserves. Estimates of proved reserves are inherently imprecise, require the application of judgement and are subject to regular revision, either upward or downward, based on new information such as from the drilling of additional wells, observation of long-term reservoir performance under producing conditions and changes in economic factors, including product prices, contract terms, legislation or development plans.

Changes to estimates of proved developed reserves affect prospectively the amounts of depreciation, depletion and amortisation charged and, consequently, the carrying amounts of exploration and production assets. It is expected, however, that in the normal course of business the diversity of the asset portfolio will limit the effect of such revisions. The outcome of, or assessment of plans for, exploration or appraisal activity may result in the related capitalised exploration drilling costs being recognised in income in that period.

Judgement is involved in determining when to use an alternative reserves base in order to appropriately reflect the expected utilisation of the assets concerned (see 'Depreciation, depletion and amortisation').

Information about the carrying amounts of exploration and production assets and the amounts charged to income, including depreciation, depletion and amortisation and the quantitative impact of the use of an alternative reserve base, is presented in Note 8.

Impairment
For the purposes of determining whether impairment of assets has occurred, and the extent of any impairment loss or its reversal, the key assumptions management uses in estimating risk-adjusted future cash flows for value-in-use measures are future oil and gas prices, potential costs associated with operational GHG emissions, expected production volumes and refining margins appropriate to the local circumstances and environment. These assumptions and the judgements of management that are based on them are subject to change as new information becomes available. Changes in economic conditions can affect the rate used to discount future cash flow estimates or the risk-adjustment in the future cash flows.

Estimation is involved with respect to the expected life of refineries and chemicals sites, and also including management’s view on the future development of refining margins.

The determination of cash-generating units requires judgement. Changes in this determination could impact the calculation of value in use and therefore the conclusion on the recoverability of assets’ carrying amounts when performing an impairment test.

Judgement, which is subject to change as new information becomes available, can be required in determining when an asset is classified as held for sale. A change in that judgement could result in impairment charges affecting income, depending on whether classification requires a write down of the asset to its fair value less costs to sell.

Significant estimates
Future commodity price assumptions, presented in Note 8, tend to be stable because management does not consider short-term increases or decreases in prices as being indicative of long-term levels, but they are nonetheless subject to change. Expected production volumes, which comprise proved reserves and unproved volumes, are used for impairment testing because management believes this to be the most appropriate indicator of expected future cash flows. As discussed in 'Proved oil and gas reserves' above, reserves estimates are inherently imprecise. Furthermore, projections about unproved volumes are based on information that is necessarily less robust than that available for mature reservoirs. Due to the nature and geographical spread of the business activity in which those assets are used, it is typically not practicable to estimate the likelihood or extent of impairments under different sets of assumptions for Shell overall.

Changes in assumptions could affect the carrying amounts of assets, and any impairment losses and reversals will affect income.

Forecast refining margins are a key input for impairment testing in Downstream. Management's estimate of longer-term refining margins is based on the mean reversion of markets, unless a fundamental shift in markets has been identified, over the life of the refineries. Under this approach, that is consistently applied, it is assumed that refining margins will revert to historical averages over time.

Changes in assumptions could affect the carrying amounts of assets and estimation of environmental provisions. Any impairment losses and reversals will affect income.

Information about the carrying amounts of assets and impairments is presented in Notes 7 and 8.

LEASES (from January 1, 2019)
A contract or parts of contract, that conveys the right to control the use of an identified asset for a period of time in exchange for payments to be made to the owners (lessors) are accounted for as leases. Contracts are assessed to determine whether a contract is, or contains, a lease at the inception of a contract or when the terms and conditions of a contract are significantly changed. The lease term is the non-cancellable period of a lease, together with contractual options to extend or to terminate the lease early, where it is reasonably certain that an extension option will be exercised or a termination option will not be exercised.

At the commencement of a lease contract, a right-of-use asset and a corresponding lease liability are recognised, unless the lease term is 12 months or less. The commencement date of a lease is the date the underlying asset is made available for use. The lease liability is measured at an amount equal to the present value of the lease payments during the lease term that are not paid at that date. The lease liability includes contingent rentals and variable lease payments that depend on an index, rate, or where they are fixed payments in substance. The lease liability is remeasured when the contractual cash flows of variable lease payments change due to a change in an index or rate when the lease term changes following a reassessment.

Lease payments are discounted using the interest rate implicit in the lease. If that rate is not readily available, the incremental borrowing rate is applied. The incremental borrowing rate reflects the rate of interest that the lessee would have to pay to borrow over a similar term, with a similar security, the funds necessary to obtain an asset of a similar nature and value to the right-of-use asset in a similar economic environment.

In general, a corresponding right-of-use asset is recognised for an amount equal to each lease liability, adjusted by the amount of any pre-paid lease payment relating to the specific lease contract. The depreciation on right-of-use assets is recognised in income unless capitalised as exploration drilling cost (see 'Exploration cost') or capitalised when the right-of-use asset is used to construct another asset.

Where Shell is the lessor in a lease arrangement at inception, the lease arrangement will be classified as a finance lease or an operating lease. Classification is based on the extent to which the risks and rewards incidental to ownership of the underlying asset lie with the lessor or the lessee.

Where Shell, usually in its capacity as operator, has entered into a lease contract on behalf of a joint arrangement, a lease liability is recognised to the extent that Shell has primary responsibility for the lease liability. A finance sub-lease is subsequently recognised if the related right-of-use asset is subleased to the joint arrangement. This is usually the case when the joint arrangement has the right to direct the use of the asset.

Impairment of the right-of-use asset
Right-of-use assets are subject to existing impairment requirements as set out in 'Property, plant and equipment' (see Note 8).

Judgements and estimates
A lease term includes optional lease periods where it is reasonably certain to exercise the option to extend or not to exercise the option to terminate the lease. Determination of the lease term is subject to judgement and has an impact on the measurement of the lease liability and related right-of-use asset.

Where the rate implicit in the lease is not readily available, an incremental borrowing rate is applied. This incremental borrowing rate reflects the rate of interest that the lessee would have to pay to borrow over a similar term, with a similar security, the funds necessary to obtain an asset of a similar nature and value to the right-of-use asset in a similar economic environment. Determination of the incremental borrowing rate requires estimation. The incremental borrowing rate is determined using the risk-free rate over a matched term, adjusted for factors such as the credit rating of the lessee and the borrowing currency.

Significant estimate
The operating leases that were recognised on the balance sheet following the adoption of IFRS 16 (see Note 3) were measured applying an incremental borrowing rate at transition date to the future payments under these lease contracts. To determine the incremental borrowing rate for each lease contract, a risk-free rate at transition date was applied, adjusted for other factors such as the credit rating of the entity that entered into the lease contract, a country risk premium, the impact of currency, an asset specific element and the term of the lease contract. All factors are subject to estimation. If a higher or lower incremental borrowing rate had been applied, the lease liability and corresponding right-of-use asset would respectively have been lower or higher. The incremental borrowing rate will not be revised each period and will not result in a material adjustment to the carrying amount of lease liability and right-of-use asset in the future years.

LEASES (prior to January 1, 2019)
Agreements under which payments are made to owners in return for the right to use an asset for a period are accounted for as leases. Leases that transfer substantially all the risks and rewards of ownership are recognised at the commencement of the lease term as finance leases within property, plant and equipment and debt at the fair value of the leased asset or, if lower, at the present value of the minimum lease payments. Finance lease payments are apportioned between interest expense and repayments of debt. All other leases are classified as operating leases and the cost is recognised in income on a straight-line basis, except where capitalised as exploration drilling costs (see 'Exploration costs').

JOINT ARRANGEMENTS AND ASSOCIATES
Arrangements under which Shell has contractually agreed to share control (see 'Nature of the Consolidated Financial Statements' for the definition of control) with another party or parties are joint ventures where the parties have rights to the net assets of the arrangement, or joint operations where the parties have rights to the assets and obligations for the liabilities relating to the arrangement. Investments in entities over which Shell has the right to exercise significant influence but neither control nor joint control are classified as associates. Information about incorporated joint arrangements and associates at December 31, 2019, can be found in Exhibit 8.

Investments in joint ventures and associates are accounted for using the equity method, under which the investment is initially recognised at cost and subsequently adjusted for the Shell share of post-acquisition income less dividends received and the Shell share of other comprehensive income and other movements in equity, together with any loans of a long-term investment nature. Where necessary, adjustments are made to the financial statements of joint ventures and associates to bring the accounting policies used into line with those of Shell. In an exchange of assets and liabilities for an interest in a joint venture, the non-Shell share of any excess of the fair value of the assets and liabilities transferred over the pre-exchange carrying amounts is recognised in income. Unrealised gains on other transactions between Shell and its joint ventures and associates are eliminated to the extent of Shell’s interest in them; unrealised losses are treated similarly but may also result in an assessment of whether the asset transferred is impaired.

Shell recognises its assets and liabilities relating to its interests in joint operations, including its share of assets held jointly and liabilities incurred jointly with other partners.

INVENTORIES
Inventories are stated at cost or net realisable value, whichever is lower. Cost comprises direct purchase costs (including transportation), and associated costs incurred in bringing inventories to their present condition and location, and is determined using the first-in, first-out ("FIFO") method for oil, gas and chemicals and by the weighted average cost method for materials.

TAXATION
The charge for current tax is calculated based on the income reported by the Company and its subsidiaries, as adjusted for items that are non-taxable or disallowed and using rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is determined, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the Consolidated Balance Sheet and on unused tax losses and credits carried forward.

Deferred tax assets and liabilities are calculated using the enacted or substantively enacted rates that are expected to apply when an asset is realised or a liability is settled. They are not recognised where they arise on the initial recognition of goodwill or of an asset or liability in a transaction (other than in a business combination) that, at the time of the transaction, affects neither accounting nor taxable profit, or in respect of taxable temporary differences associated with subsidiaries, joint ventures and associates where the reversal of the respective temporary difference can be controlled by Shell and it is probable that it will not reverse in the foreseeable future.

Deferred tax assets are recognised to the extent that it is probable that future taxable profits will be available against which the deductible temporary differences, unused tax losses and credits carried forward can be utilised.

Income tax receivables and payables as well as deferred tax assets and liabilities include provisions for uncertain income tax positions/treatments.

Income taxes are recognised in income except when they relate to items recognised in other comprehensive income, in which case the tax is recognised in other comprehensive income. Income tax assets and liabilities are presented separately in the Consolidated Balance Sheet except where there is a right of offset within fiscal jurisdictions and an intention to settle such balances on a net basis.

Judgements and estimates
Tax liabilities are recognised when it is considered probable that there will be a future outflow of funds to a taxing authority. In such cases, provision is made for the amount that is expected to be settled, where this can be reasonably estimated. Provisions for uncertain income tax positions/treatments are measured at the most likely amount or the expected value, whichever method is more appropriate. Generally, uncertain tax treatments are assessed on an individual basis, except where they are expected to be settled collectively. It is assumed that taxing authorities will examine positions taken if they have the right to do so and that they have full knowledge of the relevant information. A change in estimate of the likelihood of a future outflow and/or in the expected amount to be settled would be recognised in income in the period in which the change occurs. This requires the application of judgement as to the ultimate outcome, which can change over time depending on facts and circumstances. Judgements mainly relate to transfer pricing, including inter-company financing, interpretation of PSCs, expenditure deductible for tax purposes and taxation arising on disposal.

Deferred tax assets are recognised only to the extent it is considered probable that those assets will be recoverable. This involves an assessment of when those assets are likely to reverse, and a judgement as to whether or not there will be sufficient taxable profits available to offset the assets when they do reverse. This requires assumptions regarding future profitability and is therefore inherently uncertain. To the extent assumptions regarding future profitability change, there can be an increase or decrease in the amounts recognised in respect of deferred tax assets as well as in the amounts recognised in income in the period in which the change occurs.

Taxation information, including charges and deferred tax assets and liabilities, is presented in Note 16. Income taxes include taxes at higher rates levied on income from certain Integrated Gas and Upstream activities.

RETIREMENT BENEFITS
Benefits in the form of retirement pensions and healthcare and life insurance are provided to certain employees and retirees under defined benefit and defined contribution plans.

Obligations under defined benefit plans are calculated annually by independent actuaries using the projected unit credit method, which takes into account employees’ years of service and, for pensions, average or final pensionable remuneration, and are discounted to their present value using interest rates of high-quality corporate bonds denominated in the currency in which the benefits will be paid and of a duration consistent with the plan obligations. Where plans are funded, payments are made to independently managed trusts; assets held by those trusts are measured at fair value. Defined benefit plan surpluses are recognised as assets to the extent that they are considered recoverable, which is generally by way of a refund or lower future employer contributions.

The amounts recognised in income in respect of defined benefit plans mainly comprise service cost and net interest. Service cost comprises principally the increase in the present value of the obligation for benefits resulting from employee service during the period (current service cost) and also amounts relating to past service and settlements or amendments of plans. Plan amendments are changes to benefits and are generally recognised when all legal and regulatory approvals have been received and the effects have been communicated to members. Net interest is calculated using the net defined benefit liability or asset matched against the discount rate yield curve at the beginning of each year for each plan. Remeasurements of the net defined benefit liability or asset resulting from actuarial gains and losses, and the return on plan assets excluding the amount recognised in income, are recognised in other comprehensive income.

For defined contribution plans, pension expense represents the amount of employer contributions payable for the period.

Significant judgements and estimates
Defined benefit obligations and plan assets, and the resulting liabilities and assets that are recognised, are subject to significant volatility as actuarial assumptions regarding future outcomes and market values change. Substantial judgement is required in determining the actuarial assumptions, which vary for the different plans to reflect local conditions but are determined under a common process in consultation with independent actuaries. The assumptions applied in respect of each plan are reviewed annually and adjusted where necessary to reflect changes in experience and actuarial recommendations.

Information about the amounts reported in respect of defined benefit pension plans, assumptions applicable to the principal plans and their sensitivity to changes are presented in Note 17.

PROVISIONS
Provisions are recognised at the balance sheet date at management’s best estimate of the expenditure required to settle the present obligation. Non-current amounts are discounted at a rate intended to reflect the time value of money. The carrying amounts of provisions are regularly reviewed and adjusted for new facts or changes in law or technology.

Provisions for decommissioning and restoration costs, which arise principally in connection with hydrocarbon production facilities and pipelines, are measured on the basis of current requirements, technology and price levels; the present value is calculated using amounts discounted over the useful economic life of the assets. The liability is recognised (together with a corresponding amount as part of the related property, plant and equipment) once an obligation crystallises in the period when a reasonable estimate can be made. The effects of changes resulting from revisions to the timing or the amount of the original estimate of the provision are reflected on a prospective basis, generally by adjustment to the carrying amount of the related property, plant and equipment. However, where there is no related asset, or the change reduces the carrying amount to nil, the effect, or the amount in excess of the reduction in the related asset to nil, is recognised in income.

Redundancy provisions are recognised when a detailed formal plan identifies the business or part of the business concerned, the location and number of employees affected, a detailed estimate of the associated costs and an appropriate timeline, and the employees affected have been notified of the plan's main features.

Other provisions are recognised in income in the period in which an obligation arises and the amount can be reasonably estimated. Provisions are measured based on current legal requirements and existing technology where applicable. Recognition of any joint and several liability is based on management’s best estimate of the final pro rata share of the liability. Provisions are determined independently of expected insurance recoveries. Recoveries are recognised when virtually certain of realisation.

Significant estimates
Estimates of provisions for future decommissioning and restoration costs are recognised and based on current legal and constructive requirements, technology and price levels. Because actual outflows can differ from estimates due to changes in laws, regulations, public expectations, technology, prices and conditions, and can take place many years in the future, the carrying amounts of provisions are regularly reviewed and adjusted to take account of such changes. The discount rate applied is reviewed annually.

Information about decommissioning and restoration provisions is presented in Note 18.

FINANCIAL INSTRUMENTS (from January 1, 2018)
Financial assets and liabilities are presented separately in the Consolidated Balance Sheet except where there is a legally enforceable right of offset and Shell has the intention to settle on a net basis or realise the asset and settle the liability simultaneously.
Financial Assets
Financial assets are classified at initial recognition and subsequently measured at amortised cost, fair value through other comprehensive income or fair value through profit or loss. The classification of financial assets is determined by the contractual cash flows and where applicable the business model for managing the financial assets.

A financial asset is measured at amortised cost, if the objective of the business model is to hold the financial asset in order to collect contractual cash flows and the contractual terms give rise to cash flows that are solely payments of principal and interest. It is initially recognised at fair value plus or minus transaction costs that are directly attributable to the acquisition or issue of the financial asset. Subsequently the financial asset is measured using the effective interest method less any impairment. Gains and losses are recognised in profit or loss when the asset is derecognised, modified or impaired.

All equity instruments and other debt instruments are recognised at fair value. For equity instruments, on initial recognition, an irrevocable election (on an instrument-by-instrument basis) can be made to designate these as at fair value through other comprehensive income instead of fair value through profit and loss. Dividends received on equity instruments are recognised as other income in profit or loss when the right of payment has been established, except when Shell benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in other comprehensive income.

Investments in securities
Investments in securities (“securities”) comprise equity and debt securities. Equity securities are carried at fair value. Generally, unrealised holding gains and losses are recognised in other comprehensive income. On sale, net gains and losses previously accumulated in other comprehensive income are transferred to retained earnings. Debt securities are generally carried at fair value with unrealised holding gains and losses recognised in other comprehensive income. On sale, net gains and losses previously accumulated in other comprehensive income are recognised in income.

Impairment of financial assets
The expected credit loss model is applied for recognition and measurement of impairments in financial assets measured at amortised cost or at fair value through other comprehensive income. The expected credit loss model is also applied for financial guarantee contracts to which IFRS 9 applies and are not accounted for at fair value through profit or loss. The loss allowance for the financial asset is measured at an amount equal to the 12-month expected credit losses. If the credit risk on the financial asset has increased significantly since initial recognition, the loss allowance for the financial asset is measured at an amount equal to the lifetime expected credit losses. Changes in loss allowances are recognised in profit and loss. For trade receivables, a simplified impairment approach is applied recognising expected lifetime losses from initial recognition.

Financial Liabilities
Financial liabilities are measured at amortised cost, unless they are required to be measured at fair value through profit or loss, such as instruments held for trading, or Shell has opted to measure them at fair value through profit or loss. Debt and trade payables are recognised initially at fair value based on amounts exchanged, net of transaction costs, and subsequently at amortised cost except for fixed rate debt subject to fair value hedging which is remeasured for the hedged risk (see below). Interest expense on debt is accounted for using the effective interest method, and other than interest capitalised, is recognised in income. For financial liabilities that are measured under the fair value option, the change in the fair value related to own credit risk is recognised in other comprehensive income. The remaining fair value change is recognised to fair value through profit and loss.

Derivative contracts and hedges
Derivative contracts are used in the management of interest rate risk, foreign exchange risk, commodity price risk, and foreign currency cash balances. Derivatives that are not closely related to the host contract in terms of economic characteristics and risks of which the host contract is not a financial asset, are separated from their host contract and recognised at fair value with the associated gains and losses recognised in income.

Certain derivative contracts qualify and are designated either as a “fair value” hedge of the change in fair value of a recognised asset or liability or an unrecognised firm commitment or as a “cash flow” hedge for the change in cash flows to be received or paid relating to a recognised asset or liability or a highly probable forecast transaction.

A change in the fair value of a fair value hedge is recognised in income, together with the consequential adjustment to the carrying amount of the hedged item. The effective portion of a change in fair value of a derivative contract designated as a cash flow hedge is recognised in other comprehensive income until the hedged transaction occurs; any ineffective portion is recognised in income. Where the hedged item is a non-financial asset or liability, the amount in accumulated other comprehensive income is transferred to the initial carrying amount of the asset or liability (reclassified to the balance sheet); for other hedged items, the amount in accumulated other comprehensive income is reclassified to income when the hedged transaction affects income.

The effective portion of a change due to retranslation at quarter-end exchange rates in the carrying amount of debt and the principal amount of derivative contracts used to hedge net investments in foreign operations is recognised in other comprehensive income until the related investment is sold or liquidated; any ineffective portion is recognised in income.

All relationships between hedging instruments and hedged items are documented, as well as risk management objectives and strategies for undertaking hedge transactions. The effectiveness of hedges is also continually assessed and hedge accounting is discontinued when there is a change in the risk management strategy.

Unless designated as hedging instruments, contracts to sell or purchase non-financial items that can be settled net as if the contracts were financial instruments and that do not meet expected own use requirements (typically, forward sale and purchase contracts for commodities in trading operations), and contracts that are or contain written options, are recognised at fair value; associated gains and losses are recognised in income.

Derivatives that are held primarily for the purpose of trading are presented as current in the Consolidated Balance Sheet.

FINANCIAL INSTRUMENTS (prior to January 1, 2018)
Financial assets and liabilities are presented separately in the Consolidated Balance Sheet except where there is a legally enforceable right of offset and Shell has the intention to settle on a net basis or realise the asset and settle the liability simultaneously.

Financial assets
Investments in securities
Investments in securities (also referred to as “securities”) comprise equity and debt securities classified on initial recognition as available-for-sale and are carried at fair value, except where their fair value cannot be measured reliably, in which case they are carried at cost, less any impairment. Unrealised holding gains and losses other than impairments are recognised in other comprehensive income, except for translation differences arising on foreign currency debt securities, which are recognised in income. On maturity or sale, net gains and losses previously deferred in accumulated other comprehensive income are recognised in income.

Interest income on debt securities is recognised in income using the effective interest method. Dividends on equity securities are recognised in income when receivable.

Cash and cash equivalents
Cash and cash equivalents comprise cash at bank and in hand, including offsetting bank overdrafts, short-term bank deposits, money market funds, reverse repos and similar instruments that have a maturity of three months or less at the date of purchase.

Trade receivables
Trade receivables are recognised initially at fair value based on amounts exchanged and subsequently at amortised cost less any impairment.

Financial liabilities
Debt and trade payables are recognised initially at fair value based on amounts exchanged, net of transaction costs, and subsequently at amortised cost except for fixed rate debt subject to fair value hedging which is remeasured for the hedged risk (see below). Interest expense on debt is accounted for using the effective interest method and, other than interest capitalised, is recognised in income.

Derivative contracts and hedges
Derivative contracts are used in the management of interest rate risk, foreign exchange risk and commodity price risk, and in the management of foreign currency cash balances. These contracts are recognised at fair value.

Certain derivative contracts qualify and are designated either as a “fair value” hedge of the change in fair value of a recognised asset or liability or an unrecognised firm commitment or as a “cash flow” hedge of the change in cash flows to be received or paid relating to a recognised asset or liability or a highly probable forecast transaction.

A change in the fair value of a hedging instrument designated as a fair value hedge is recognised in income, together with the consequential adjustment to the carrying amount of the hedged item. The effective portion of a change in fair value of a derivative contract designated as a cash flow hedge is recognised in other comprehensive income until the hedged transaction occurs; any ineffective portion is recognised in income. Where the hedged item is a non-financial asset or liability, the amount in accumulated other comprehensive income is transferred to the initial carrying amount of the asset or liability (reclassified to the balance sheet); for other hedged items, the amount in accumulated other comprehensive income is reclassified to income when the hedged transaction affects income.

The effective portion of a change due to retranslation at quarter-end exchange rates in the carrying amount of debt and the principal amount of derivative contracts used to hedge net investments in foreign operations is recognised in other comprehensive income until the related investment is sold or liquidated; any ineffective portion is recognised in income.
All relationships between hedging instruments and hedged items are documented, as well as risk management objectives and strategies for undertaking hedge transactions. The effectiveness of hedges is also continually assessed and hedge accounting is discontinued when a hedge ceases to be highly effective.
Gains and losses on derivative contracts not qualifying and designated as hedges, including forward sale and purchase contracts for commodities in trading operations that may be settled by the physical delivery or receipt of the commodity, are recognised in income.
Unless designated as hedging instruments, contracts to sell or purchase non-financial items that can be settled net as if the contracts were financial instruments and that do not meet expected own use requirements (typically, forward sale and purchase contracts for commodities in trading operations), and contracts that are or contain written options, are recognised at fair value; associated gains and losses are recognised in income.
Derivatives embedded within contracts that are not already required to be recognised at fair value, and that are not closely related to the host contract in terms of economic characteristics and risks, are separated from their host contract and recognised at fair value; associated gains and losses are recognised in income.
FAIR VALUE MEASUREMENTS
Fair value measurements are estimates of the amounts for which assets or liabilities could be transferred at the measurement date, based on the assumption that such transfers take place between participants in principal markets and, where applicable, taking highest and best use into account.
Judgements and estimates
Where available, fair value measurements are derived from prices quoted in active markets for identical assets or liabilities. In the absence of such information, other observable inputs are used to estimate fair value. Inputs derived from external sources are corroborated or otherwise verified, as appropriate. In the absence of publicly available information, fair value is determined using estimation techniques that take into account market perspectives relevant to the asset or liability, in as far as they can reasonably be ascertained, based on predominantly unobservable inputs. For derivative contracts where publicly available information is not available, fair value estimations are generally determined using models and other valuation methods, the key inputs for which include future prices, volatility, price correlation, counterparty credit risk and market liquidity, as appropriate; for other assets and liabilities, fair value estimations are generally based on the net present value of expected future cash flows.
SHARE-BASED COMPENSATION PLANS
The fair value of share-based compensation expense arising from the Performance Share Plan ("PSP") and the Long-term Incentive Plan ("LTIP") - Shell’s main equity-settled plans - is estimated using a Monte Carlo option pricing model and is recognised in income from the date of grant over the vesting period with a corresponding increase directly in equity. The model projects and averages the results for a range of potential outcomes for the vesting conditions, the principal assumptions for which are the share price volatility and dividend yields for Shell and four of its main competitors over the last three years and the last 10 years. Prior to the adoption of the IFRS 2 amendments in 2018, changes in the fair value of share-based compensation for cash-settled plans were recognised in income with a corresponding change in liabilities.
SHARES HELD IN TRUST
Shares in the Company, which are held by employee share ownership trusts and trust-like entities, are not included in assets but are reflected at cost as a deduction from equity as shares held in trust.
ACQUISITIONS AND SALES OF INTERESTS IN A BUSINESS
Assets acquired and liabilities assumed when control is obtained over a business, and when an interest or an additional interest is acquired in a joint operation which is a business, are recognised at their fair value at the date of the acquisition; the amount of the purchase consideration above this value is recognised as goodwill. When control is obtained, any non-controlling interest is recognised as the proportionate share of the identifiable net assets. The acquisition of a non-controlling interest in a subsidiary and the sale of an interest while retaining control are accounted for as transactions within equity. The difference between the purchase consideration or sale proceeds after tax and the relevant proportion of the non-controlling interest, measured by reference to the carrying amount of the interest’s net assets at the date of acquisition or sale, is recognised in retained earnings as a movement in equity attributable to Royal Dutch Shell plc shareholders.
CONSOLIDATED STATEMENT OF INCOME PRESENTATION
Purchases reflect all costs related to the acquisition of inventories and the effects of the changes therein, and include associated costs incurred in conversion into finished or intermediate products. Production and manufacturing expenses are the costs of operating, maintaining and managing production and manufacturing assets. Selling, distribution and administrative expenses include direct and indirect costs of marketing and selling products.